Restricted Stock Units (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			450,000
Number of shares issued	2,000,000	1,416,667
Vested shares issued	7,590,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		5,146,667
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	650,000	150,000	1,325,000
Weighted average fair value at measurement date, share options granted | $	$ 84,721	$ 36,900
Vested shares issued	650,000		1,325,000
Increase (decrease) through share-based payment transactions, equity | $	$ 84,721	$ 36,900
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000
Issued capital | $	$ 7,450
Vested shares issued			50,000